Subsequent Events (Schedule of Assets and Liabilities Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Nov. 13, 2014
Assets acquired and liabilities assumed
Goodwill	$ 13,249	$ 479
Subsequent Event [Member] | Peachtree Communities [Member]
Assets acquired and liabilities assumed
Inventories			56,059
Prepaid expenses and other assets			689
Amortizable intangible assets			2,500
Goodwill			7,919
Total assets			67,167
Accounts payable			14,811
Total liabilities			$ 14,811